                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                     FORM 10-D

                                Asset-Backed Issuer
              Distribution Report Pursuant to Section 13 or 15(d) of
                         The Securities Exchange Act of 1934


                     For the monthly distribution period from
                      September 01, 2006 to September 30, 2006

        Commission File Number of issuing entity:  000-23108

                            DISCOVER CARD MASTER TRUST I
             (Exact name of issuing entity as specified in its charter)


        Commission File Number of depositor:  000-23108

                                   Discover Bank
               (Exact name of depositor as specified in its charter)

                                   Discover Bank
                (Exact name of sponsor as specified in its charter)

        Delaware                                        51-0020270
        (State or jurisdiction of Incorporation or      (IRS Employer
        organization of the issuing entity)             Identification No.)


        c/o Discover Bank
        12 Read's Way
        New Castle, Delaware                                           19720
        (Address of principal executive offices of the            (Zip Code)
        issuing entity)


                                   (302) 323-7434
                      (Telephone Number, including area code)


        Title of Class    Registered/reporting pursuant to (check one)

        Credit Card Pass-Through Certificates           Section 15(d)
                                                          x


        Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements on Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.


        Indicate by check mark whether the registrant (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements
        for the past 90 days.  Yes x   No ___

PART I  DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Delay of Commencement of Accumulation Period: On September
30, 2006, Discover Bank, pursuant to the Amended and
Restated Pooling and Servicing Agreement, dated as of November 3, 2004, as amended, by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank
National Associarion as Trustee (the "Pooling and Servicing
Agreement") and the applicable series supplements thereto, excercised its right to delay the Accumulation Period (as defined in the applicable series supplements to the Pooling and Servicing Agreement) for Series 2000-4, Series 2002-3, and Series 2004-2, Subseries 1. The commencement of the
Accumulation Period will be delayed through April 1, 2007, for Series 2000-4 and Series 2002-3. The commencement of
Accumulation Period will be delayed through May 1, 2007, for Series 2004-2, Subseries 1.








Pool and performance data with respect to the receivables that comprise the assets of the Trust and the publicly issued and outstanding series of the Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:





(A)   Series 1996-4:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B)   Series 2000-4:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2000-4, which is attached as Exhibit 99(b) hereto.

(C)   Series 2000-7:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2000-7, which is attached as Exhibit 99(c) hereto.

(D)   Series 2001-1:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2001-1, which is attached as Exhibit 99(d) hereto.

(E)   Series 2002-2:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2002-2, which is attached as Exhibit 99(e) hereto.

(F)   Series 2002-3:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2002-3, which is attached as Exhibit 99(f) hereto.

(G)   Series 2003-1, Subseries 2:
On October 16, 2006, the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2003-1, Subseries 2, which is attached as Exhibit 99(g) hereto. October 16, 2006 is also the date on which holders of Class A
Certificates received final payment of principal and interest.
Accordingly, no further Monthly Certificateholders' Statements will be forwarded to Class A Certificateholders.



(H)   Series 2003-1, Subseries 3:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2003-1, Subseries 3, which is attached as Exhibit 99(h) hereto.

(I)   Series 2003-2:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2003-2, which is attached as Exhibit 99(i) hereto.

(J)   Series 2003-3:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2003-3, which is attached as Exhibit 99(j) hereto.

(K)   Series 2003-4, Subseries 1:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2003-4, Subseries 1, which is attached as Exhibit 99(k) hereto.

(L)   Series 2003-4, Subseries 2:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 99(l) hereto.

(M)   Series 2004-1:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2004-1, which is attached as Exhibit 99(m) hereto.

(N)   Series 2004-2, Subseries 1:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2004-2, Subseries 1, which is attached as Exhibit 99(n) hereto.

(O)   Series 2004-2, Subseries 2:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2004-2, Subseries 2, which is attached as Exhibit 99(o) hereto.

(P)   Series 2005-1:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2005-1, which is attached as Exhibit 99(p) hereto.

(Q)   Series 2005-2:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2005-2, which is attached as Exhibit 99(q) hereto.

(R)   Series 2005-3:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2005-3, which is attached as Exhibit 99(r) hereto.

(S)   Series 2005-4, Subseries 1:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 99(s) hereto.

(T)   Series 2005-4, Subseries 2:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(t) hereto.

(U)   Series 2006-1, Subseries 1:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2006-1, Subseries 1, which is attached as Exhibit 99(u) hereto.

(V)   Series 2006-1, Subseries 2:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(v) hereto.

(W)   Series 2006-2, Subseries 1:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2006-2, Subseries 1, which is attached as Exhibit 99(w) hereto.

(X)   Series 2006-2, Subseries 2:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(x) hereto.

(Y)   Series 2006-2, Subseries 3:
On October 16, 2006 the Registrant made available the Monthly
Certificateholders' Statement for September 2006 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(y) hereto.



PART II OTHER INFORMATION

Item 9.        Exhibits

Exhibit No.       Description

99(a) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 1996-4.

99(b) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2000-4.

99(c) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2000-7.

99(d) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2001-1.

99(e) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2002-2.

99(f) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2002-3.

99(g) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2003-1, Subseries 2.

99(h) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2003-1, Subseries 3.

99(i) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2003-2.

99(j) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2003-3.

99(k) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2003-4, Subseries 1.

99(l) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2003-4, Subseries 2.

99(m) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2004-1.

99(n) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2004-2, Subseries 1.

99(o) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2004-2, Subseries 2.

99(p) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2005-1.

99(q) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2005-2.

99(r) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2005-3.

99(s) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2005-4, Subseries 1.

99(t) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2005-4, Subseries 2.

99(u) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2006-1, Subseries 1.

99(v) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2006-1, Subseries 2.

99(w) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2006-2, Subseries 1.

99(x) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2006-2, Subseries 2.

99(y) Monthly Certificateholders' Statement, related to the month September 30, 2006, for Series 2006-2, Subseries 3.



                                  SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    DISCOVER BANK
                                    (Depositor)

                                    /s/ Michael F. Rickert

     Date: October 16, 2006         Michael F. Rickert
                                    Vice President, Chief Accounting
                                    Officer, and Treasurer










                     EXHIBIT INDEX

 Exhibit No.         Description


 99(a) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 1996-4.


 99(b) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2000-4.


 99(c) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2000-7.


 99(d) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2001-1.


 99(e) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2002-2.


 99(f) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2002-3.


 99(g) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2003-1, Subseries 2.


 99(h) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2003-1, Subseries 3.


 99(i) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2003-2.


 99(j) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2003-3.


 99(k) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2003-4, Subseries 1.


 99(l) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2003-4, Subseries 2.


 99(m) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2004-1.


 99(n) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2004-2, Subseries 1.


 99(o) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2004-2, Subseries 2.


 99(p) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2005-1.


 99(q) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2005-2.


 99(r) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2005-3.


 99(s) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2005-4, Subseries 1.


 99(t) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2005-4, Subseries 2.


 99(u) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2006-1, Subseries 1.


 99(v) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2006-1, Subseries 2.


 99(w) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2006-2, Subseries 1.


 99(x) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2006-2, Subseries 2.


 99(y) Monthly Certificateholders' Statement, related to the month ending September 30, 2006, for Series 2006-2, Subseries 3.